Income and Share Data Used In Basic and Diluted Earnings Per Share Computations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss), basic and diluted	$ 33,989	$ (2,903)	$ 37,299
Denominator:
Weighted average number of common shares outstanding, basic	216,901,000	195,447,944	150,000,000
Effect of share-based compensation awards	2,159
Weighted average number of common shares outstanding, diluted	216,903,159	195,447,944	150,000,000
Earnings (loss) per share:
Basic	$ 0.16	$ (0.01)	$ 0.25
Diluted	$ 0.16	$ (0.01)	$ 0.25